Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL9 - 3 Year Floating(1)	GBP 400,000,000	2.01970	$807,880,000	August 7, 2018	3 Mth GBP LIBOR + 0.28%	Float
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$25,238,126,600

OSFI Covered Bond Limit			$36,503,878,140

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL9	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		The Bank of Nova Scotia
Guarantor Entity		Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager		The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider		The Bank of Nova Scotia
Bond Trustee and Custodian		Computershare Trust Company of Canada
Covered Pool Monitor		KPMG LLP
Account Bank and GDA Provider		The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent		The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency and for AUD, BTS Institutional Services Australia Limited

 (1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	A1	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	AA (low)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa2	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Stable
Counterparty Risk Assessment	Aa3(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/A1	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

 (1) Subordinated Debt and Counterparty Risk Assessment ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.

(2) Non-viability contingent capital (NVCC)

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$25,238,126,600

A = Lesser of (i) LTV Adjusted Loan Balance and			29,132,197,965		A (i)	31,665,432,570
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	29,132,197,965
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	92.0%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i)Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			343,456,705
Total: A + B + C + D + E - F			28,788,741,260

Asset Coverage Test			PASS

Valuation Calculation(1)

Trading Value of Covered Bond(3)			25,390,582,690

A = lesser of (i) Present Value of outstanding loan balance of			31,620,433,113		A (i)	31,620,433,113
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	62,204,119,432
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i)Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			31,620,433,113

Intercompany Loan Balance

Guarantee Loan			27,430,428,222
Demand Loan			5,714,967,930
Total			33,145,396,151

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
October 31, 2017	N/A		N/A

Portfolio Flow of Funds

	31-Oct-17		28-Sep-17
Cash Inflows
Principal Receipts	567,238,758.61		595,353,830.14
Sale of Loans	610,077,256.41		651,191,705.03
Revenue Receipts	80,621,695.63		74,387,727.86
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(76,081,484.88)	(6)	(70,000,387.15)	(7)
Purchase of Loans	(38,930,069.84)		(44,703,614.24)
Intercompany Loan Repayment	(1,138,385,945.18)	(6)	(1,201,841,920.93)	(7)
Distribution to Partners	-		-
Other Inflows / Outflows(8)	(57,540.14)		(2,747.79)
Net Inflows/(Outflows)	4,482,670.61		4,384,592.92

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.7660%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2016 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on November 17th, 2017.

(7) This amount was paid out on October 17th, 2017.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

Portfolio Summary Statistics

Previous Month Ending Balance	$32,779,826,403
Current Month Ending Balance(1)	$31,641,426,057
Number of Mortgage Loans in Pool	152,993
Average Loan Size	$206,816
Number of Primary Borrowers	135,301
Number of Properties	139,597

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	49.57%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.44%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	72.07%
Weighted Average Seasoning of Loans in the Portfolio	20.73	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.71%
Weighted Average Original Term of Loans in the Portfolio	54.39	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	33.66	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	32.66	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	152,829	99.89%	31,603,759,329	99.88%
30 to 59 Days Past Due	122	0.08%	28,451,279	0.09%
60 to 89 Days Past Due	38	0.02%	7,835,846	0.02%
90 to 119 Days Past Due	4	0.00%	1,379,603	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,369	12.01%	4,437,735,382	14.03%
British Columbia	19,871	12.99%	5,563,544,216	17.58%
Manitoba	2,833	1.85%	398,187,938	1.26%
New Brunswick	4,005	2.62%	416,744,315	1.32%
Newfoundland	4,036	2.64%	598,609,808	1.89%
Northwest Territories	49	0.03%	10,131,645	0.03%
Nova Scotia	5,946	3.89%	782,490,652	2.47%
Nunavut	-	0.00%	-	0.00%
Ontario	75,787	49.54%	15,852,080,229	50.10%
Prince Edward Island	802	0.52%	88,835,993	0.28%
Quebec	16,336	10.68%	2,522,861,432	7.97%
Saskatchewan	4,675	3.06%	914,654,141	2.89%
Yukon	284	0.19%	55,550,306	0.18%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score(7)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,797	1.17%	343,819,534	1.09%
599 or less	1,474	0.96%	285,760,541	0.90%
600 - 650	2,904	1.90%	606,688,585	1.92%
651 - 700	8,663	5.66%	1,945,143,795	6.15%
701 - 750	18,203	11.90%	4,044,406,347	12.78%
751 - 800	28,328	18.52%	6,274,922,991	19.83%
801 and Above	91,624	59.89%	18,140,684,265	57.33%
Total	152,993	100.00%	31,641,426,057	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.

(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.

(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(5) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

(6) Refer to footnote (5) on page 3 of this Investor Report.

(7) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	118,798	77.65%	23,221,662,337	73.39%
Variable	34,195	22.35%	8,419,763,720	26.61%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	117,989	77.12%	22,000,027,646	69.53%
Non-STEP	35,004	22.88%	9,641,398,412	30.47%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	7,903	5.17%	1,775,149,557	5.61%
Owner Occupied	145,090	94.83%	29,866,276,500	94.39%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	35,115	22.95%	7,692,722,387	24.31%
2.5000 - 2.9999	101,083	66.07%	20,870,985,254	65.96%
3.0000 - 3.4999	13,125	8.58%	2,490,054,397	7.87%
3.5000 - 3.9999	2,496	1.63%	409,635,461	1.29%
4.0000 - 4.4999	582	0.38%	95,018,482	0.30%
4.5000 - 4.9999	331	0.22%	43,306,810	0.14%
5.0000 - 5.4999	114	0.07%	11,080,115	0.04%
5.5000 and Above	147	0.10%	28,623,152	0.09%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	19,113	12.49%	1,557,176,582	4.92%
20.01-25.00	7,997	5.23%	1,134,369,716	3.59%
25.01-30.00	9,086	5.94%	1,565,634,915	4.95%
30.01-35.00	10,484	6.85%	2,082,630,888	6.58%
35.01-40.00	11,981	7.83%	2,617,766,460	8.27%
40.01-45.00	13,196	8.63%	2,972,133,991	9.39%
45.01-50.00	14,347	9.38%	3,319,483,531	10.49%
50.01-55.00	15,590	10.19%	3,769,973,121	11.91%
55.01-60.00	15,238	9.96%	3,712,824,262	11.73%
60.01-65.00	12,258	8.01%	2,982,863,941	9.43%
65.01-70.00	7,946	5.19%	1,916,884,450	6.06%
70.01-75.00	8,445	5.52%	2,115,730,276	6.69%
75.01-80.00	6,197	4.05%	1,655,790,150	5.23%
80.01 and Above	1,115	0.73%	238,163,773	0.75%
Total	152,993	100.00%	31,641,426,057	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,132	13.16%	3,678,292,640	11.62%
12.00 - 23.99	23,339	15.25%	4,072,387,274	12.87%
24.00 - 35.99	39,441	25.78%	7,761,539,025	24.53%
36.00 - 41.99	17,463	11.41%	3,731,444,766	11.79%
42.00 - 47.99	29,695	19.41%	7,353,369,075	23.24%
48.00 - 53.99	16,583	10.84%	3,814,386,827	12.06%
54.00 - 59.99	4,886	3.19%	946,535,308	2.99%
60.00 - 65.99	971	0.63%	194,183,338	0.61%
66.00 - 71.99	291	0.19%	50,738,201	0.16%
72.00 and Above	192	0.13%	38,549,603	0.12%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	43,359	28.34%	2,562,587,021	8.10%
100,000 - 149,999	25,103	16.41%	3,138,696,200	9.92%
150,000 - 199,999	22,813	14.91%	3,976,428,316	12.57%
200,000 - 249,999	17,722	11.58%	3,972,030,411	12.55%
250,000 - 299,999	13,475	8.81%	3,688,865,475	11.66%
300,000 - 349,999	9,204	6.02%	2,977,091,242	9.41%
350,000 - 399,999	6,127	4.00%	2,287,955,296	7.23%
400,000 - 449,999	3,803	2.49%	1,610,184,365	5.09%
450,000 - 499,999	2,853	1.86%	1,351,657,233	4.27%
500,000 - 549,999	1,902	1.24%	996,654,083	3.15%
550,000 - 599,999	1,521	0.99%	871,895,191	2.76%
600,000 - 649,999	1,090	0.71%	679,803,881	2.15%
650,000 - 699,999	787	0.51%	530,047,055	1.68%
700,000 - 749,999	630	0.41%	456,262,160	1.44%
750,000 - 799,999	469	0.31%	363,054,507	1.15%
800,000 - 849,999	395	0.26%	325,738,577	1.03%
850,000 - 899,999	368	0.24%	321,395,987	1.02%
900,000 - 949,999	291	0.19%	269,341,029	0.85%
950,000 - 999,999	250	0.16%	242,848,047	0.77%
1,000,000 or Greater	831	0.54%	1,018,889,983	3.22%
Total	152,993	100.00%	31,641,426,057	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	24,869	16.25%	4,766,440,469	15.06%
Single Family	121,855	79.65%	25,381,615,110	80.22%
Multi Family	5,615	3.67%	1,362,438,850	4.31%
Other	654	0.43%	130,931,628	0.41%
Total	152,993	100.00%	31,641,426,057	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	73,544,208	54,714,837	73,685,480	88,235,985	106,517,639	133,256,545	177,308,651	234,225,821	346,473,556	473,681,272	533,173,108	817,613,926	1,112,936,374	212,367,978	4,437,735,382	14.03%
	Current and Less Than 30 Days Past Due	73,544,208	54,714,837	73,622,557	88,167,849	106,517,639	133,256,545	177,178,083	233,517,587	346,328,442	471,097,604	532,289,483	814,980,483	1,111,461,986	212,130,068	4,428,807,371	99.80%
	30 to 59 Days Past Due	-	-	62,923	-	-	-	130,568	708,235	145,114	1,234,815	439,724	1,469,861	1,314,950	237,910	5,744,100	0.13%
	60 to 89 Days Past Due	-	-	-	68,136	-	-	-	-	-	1,348,854	443,901	130,333	159,438	-	2,150,662	0.05%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	1,033,250	-	-	1,033,250	0.02%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	354,818,036	244,789,379	327,836,032	433,256,164	553,812,080	657,243,218	674,974,062	699,657,721	560,210,636	439,260,981	326,715,150	238,344,999	45,331,223	7,294,536	5,563,544,216	17.58%
	Current and Less Than 30 Days Past Due	354,718,036	244,789,379	327,836,032	432,797,302	553,555,683	656,807,839	674,444,605	699,190,102	559,138,500	439,260,981	326,715,150	238,344,999	45,331,223	7,294,536	5,560,224,366	99.94%
	30 to 59 Days Past Due	-	-	-	458,862	256,398	240,934	529,457	467,619	972,464	-	-	-	-	-	2,925,734	0.05%
	60 to 89 Days Past Due	100,000	-	-	-	-	194,445	-	-	99,672	-	-	-	-	-	394,116	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	7,964,532	7,672,042	8,994,413	11,479,298	14,666,131	20,382,201	29,340,931	34,078,928	43,998,837	48,322,836	59,766,768	72,051,266	38,261,415	1,208,340	398,187,938	1.26%
	Current and Less Than 30 Days Past Due	7,964,532	7,672,042	8,994,413	11,479,298	14,666,131	20,382,201	29,340,931	33,880,031	43,934,345	48,322,836	59,647,066	71,750,487	38,261,415	1,208,340	397,504,069	99.83%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	198,897	64,492	-	-	102,848	-	-	366,237	0.09%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	119,701	197,931	-	-	317,633	0.08%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	10,835,399	8,668,328	11,020,660	13,453,688	19,001,396	30,345,588	52,453,083	71,289,329	98,218,275	59,962,515	25,431,256	15,175,198	683,495	206,107	416,744,315	1.32%
	Current and Less Than 30 Days Past Due	10,821,016	8,668,328	10,981,658	13,453,688	19,001,396	30,345,588	52,453,083	70,904,767	97,878,031	59,962,515	25,431,256	15,175,198	683,495	206,107	415,966,126	99.81%
	30 to 59 Days Past Due	14,382	-	-	-	-	-	-	169,320	340,244	-	-	-	-	-	523,946	0.13%
	60 to 89 Days Past Due	-	-	39,001	-	-	-	-	215,242	-	-	-	-	-	-	254,243	0.06%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,687,245	8,855,830	12,034,125	17,079,595	30,920,504	38,458,734	70,815,504	91,533,468	148,450,730	91,903,901	35,636,482	29,394,843	9,698,086	2,140,761	598,609,808	1.89%
	Current and Less Than 30 Days Past Due	11,687,245	8,855,830	12,034,125	17,079,595	30,920,504	38,458,734	70,815,504	90,590,645	148,211,194	91,903,901	35,636,482	29,394,843	9,698,086	2,140,761	597,427,449	99.80%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	705,849	-	-	-	-	-	-	705,849	0.12%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	236,974	239,536	-	-	-	-	-	476,510	0.08%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	528,479	-	536,435	155,701	223,539	849,748	1,235,099	1,586,531	2,520,982	1,702,799	792,333	-	-	-	10,131,645	0.03%
	Current and Less Than 30 Days Past Due	528,479	-	536,435	155,701	223,539	849,748	1,235,099	1,586,531	2,520,982	1,702,799	792,333	-	-	-	10,131,645	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	21,243,657	15,900,414	21,154,948	26,854,021	36,491,034	50,980,599	80,024,555	114,019,292	185,200,486	111,425,088	64,036,594	50,550,788	3,754,782	854,392	782,490,652	2.47%
	Current and Less Than 30 Days Past Due	21,196,493	15,900,414	21,123,336	26,854,021	36,425,715	50,661,220	80,024,555	113,511,231	185,200,486	111,425,088	64,036,594	50,550,788	3,754,782	854,392	781,519,115	99.88%
	30 to 59 Days Past Due	-	-	31,612	-	-	319,380	-	345,906	-	-	-	-	-	-	696,898	0.09%
	60 to 89 Days Past Due	-	-	-	-	65,320	-	-	162,155	-	-	-	-	-	-	227,474	0.03%
	90 to 119 Days Past Due	47,165	-	-	-	-	-	-	-	-	-	-	-	-	-	47,165	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	990,858,853	731,175,313	1,027,822,449	1,389,778,622	1,714,045,770	1,850,311,660	1,983,258,896	2,165,338,419	1,828,925,458	1,270,752,343	434,574,964	319,779,866	140,916,745	4,540,871	15,852,080,229	50.10%
	Current and Less Than 30 Days Past Due	990,359,443	731,124,723	1,026,607,738	1,388,479,130	1,711,594,566	1,847,699,513	1,981,407,837	2,164,031,726	1,826,383,582	1,270,450,432	433,831,867	319,779,866	140,916,745	4,540,871	15,837,208,038	99.91%
	30 to 59 Days Past Due	451,344	50,590	1,214,711	1,159,002	2,094,481	2,167,605	1,144,844	711,781	2,541,877	301,911	315,094	-	-	-	12,153,239	0.08%
	60 to 89 Days Past Due	48,066	-	-	140,490	356,723	444,543	706,214	594,913	-	-	428,003	-	-	-	2,718,952	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	2,895,889	1,954,231	2,153,598	3,132,469	3,563,946	7,372,553	9,617,301	15,702,741	23,106,528	10,838,869	5,904,618	2,593,249	-	-	88,835,993	0.28%
	Current and Less Than 30 Days Past Due	2,895,889	1,954,231	2,153,598	3,132,469	3,563,946	7,372,553	9,566,833	15,702,741	23,106,528	10,838,869	5,904,618	2,593,249	-	-	88,785,525	99.94%
	30 to 59 Days Past Due	-	-	-	-	-	-	50,468	-	-	-	-	-	-	-	50,468	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	62,010,035	44,295,547	59,687,083	71,579,899	95,955,369	117,269,760	144,142,782	199,938,500	242,388,074	292,463,481	354,494,103	526,745,302	302,798,426	9,093,072	2,522,861,432	7.97%
	Current and Less Than 30 Days Past Due	61,985,517	44,295,547	59,687,083	71,508,568	95,546,357	117,183,116	143,781,403	199,711,512	242,168,504	291,940,835	353,768,439	525,166,535	302,276,853	9,093,072	2,518,113,341	99.81%
	30 to 59 Days Past Due	24,518	-	-	71,331	336,774	86,645	165,622	226,988	219,570	522,646	279,908	1,535,177	359,560	-	3,828,739	0.15%
	60 to 89 Days Past Due	-	-	-	-	72,238	-	195,756	-	-	-	445,757	43,590	162,012	-	919,353	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,216,579	15,061,056	18,292,205	25,160,923	39,478,798	60,037,447	89,468,415	131,727,890	224,203,482	177,645,114	72,553,467	41,399,160	1,409,604	-	914,654,141	2.89%
	Current and Less Than 30 Days Past Due	18,216,579	15,061,056	18,292,205	24,997,717	39,439,768	59,544,014	89,391,992	131,337,325	224,203,482	176,935,768	72,553,467	41,139,000	1,409,604	-	912,521,978	99.77%
	30 to 59 Days Past Due	-	-	-	-	-	493,433	-	253,292	-	709,346	-	-	-	-	1,456,071	0.16%
	60 to 89 Days Past Due	-	-	-	163,206	-	-	76,424	137,273	-	-	-	-	-	-	376,903	0.04%
	90 to 119 Days Past Due	-	-	-	-	39,030	-	-	-	-	-	-	260,159	-	-	299,189	0.01%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,573,669	1,282,737	2,417,486	2,464,523	3,090,254	5,625,937	6,844,253	10,874,482	9,127,218	4,904,743	3,805,607	2,081,680	-	457,716	55,550,306	0.18%
	Current and Less Than 30 Days Past Due	2,573,669	1,282,737	2,417,486	2,464,523	3,090,254	5,625,937	6,844,253	10,874,482	9,127,218	4,904,743	3,805,607	2,081,680	-	457,716	55,550,306	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,557,176,582	1,134,369,716	1,565,634,915	2,082,630,888	2,617,766,460	2,972,133,991	3,319,483,531	3,769,973,121	3,712,824,262	2,982,863,941	1,916,884,450	2,115,730,276	1,655,790,150	238,163,773	31,641,426,057	100.00%
	Current and Less Than 30 Days Past Due	1,556,491,107	1,134,319,126	1,564,286,667	2,080,569,861	2,614,545,498	2,968,187,008	3,316,484,177	3,764,838,678	3,708,201,293	2,978,746,370	1,914,412,362	2,110,957,127	1,653,794,190	237,925,863	31,603,759,329	99.88%
	30 to 59 Days Past Due	490,244	50,590	1,309,246	1,689,195	2,687,653	3,307,996	2,020,959	3,787,886	4,283,761	2,768,717	1,034,726	3,107,885	1,674,510	237,910	28,451,279	0.09%
	60 to 89 Days Past Due	148,066	-	39,001	371,832	494,280	638,987	978,395	1,346,557	339,208	1,348,854	1,437,362	371,854	321,450	-	7,835,846	0.02%
	90 to 119 Days Past Due	47,165	-	-	-	39,030	-	-	-	-	-	-	1,293,409	-	-	1,379,603	0.03%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2017
Distribution Date:	11/15/2017

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	24,811,705	19,616,728	26,484,112	33,772,404	33,949,286	40,271,375	37,133,615	29,095,865	27,281,394	22,886,590	18,655,134	19,585,987	9,311,353	963,987	343,819,534	1.09%
<=599	4,959,217	4,132,634	12,144,594	15,355,062	29,264,034	35,351,308	40,713,303	34,559,163	24,558,774	31,940,653	23,055,457	18,569,934	9,841,897	1,314,511	285,760,541	0.90%
600-650	14,227,270	13,078,460	17,603,794	36,784,619	59,115,415	66,190,228	67,461,109	75,852,382	65,260,781	64,014,382	48,975,305	41,504,883	32,480,934	4,139,024	606,688,585	1.92%
651-700	45,587,339	38,732,107	69,069,655	111,796,798	164,381,401	193,336,664	203,963,057	243,150,812	235,065,349	209,750,969	142,712,799	139,416,719	131,162,266	17,017,861	1,945,143,795	6.15%
701-750	111,447,824	102,380,604	134,574,987	212,803,643	303,808,178	359,831,501	430,571,632	524,071,049	539,094,004	411,305,560	276,596,017	332,981,671	271,510,870	33,428,808	4,044,406,347	12.78%
751-800	211,583,386	161,435,797	245,535,818	364,923,218	463,185,827	590,352,608	654,704,065	788,081,681	815,624,636	659,406,607	414,332,708	469,738,007	381,143,337	54,875,295	6,274,922,991	19.83%
>800	1,144,559,841	794,993,385	1,060,221,954	1,307,195,144	1,564,062,319	1,686,800,309	1,884,936,750	2,075,162,170	2,005,939,325	1,583,559,179	992,557,031	1,093,933,075	820,339,494	126,424,289	18,140,684,265	57.33%
Total	1,557,176,582	1,134,369,716	1,565,634,915	2,082,630,888	2,617,766,460	2,972,133,991	3,319,483,531	3,769,973,121	3,712,824,262	2,982,863,941	1,916,884,450	2,115,730,276	1,655,790,150	238,163,773	31,641,426,057	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.